Commitments and Contingencies	12 Months Ended
Oct. 31, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Contractual obligated per calendar year requirements as at October 31, 2022 are as follows:

	< 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Thereafter	Total
Lease commitments (Note 11)	15,813	96,312	98,035	99,759	16,673	—	326,592
Beskauga Option agreement commitments (Note 6)	—	3,015,224	5,000,000	—	—	—	8,015,224
Exploration licenses expenditure commitments	61,905	1,637,749	2,057,639	2,588,384	2,651,501	2,119,787	11,116,965
	77,718	4,749,285	7,155,674	2,688,143	2,668,174	2,119,787	19,458,781

The Company’s commitments include contractually obligated payments associated to its office lease (Note 11), the exploration expenditure requirements under the Beskauga Option Agreement (detailed in Note 6), and minimum expenditure requirements to maintain its exploration licenses as mandated by Kazakh government authorities to keep the tenements in good standing.